Related Parties - Additional Information (Detail) (Majority Stockholder, USD $)	3 Months Ended		9 Months Ended		12 Months Ended	25 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013
Majority Stockholder
Related Party Transaction [Line Items]
Total reimbursements received	$ 332	$ 2,556	$ 5,704	$ 10,784	$ 14,025	$ 19,729
Reimbursements balance	$ 0		$ 0		$ 4,500	$ 0